111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

May 20, 2015

Alison White
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

RE:Elkhorn ETF Trust
         File Nos.: 333-201473; 811-22926

Dear Ms. White:

 On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting pre-effective amendment No. 2 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”).  The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on January 13, 2015 for the purpose of registering shares of the Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”).  On February 7, 2015, the staff of the Commission provided a comment letter regarding the Registration Statement.  We addressed these comments in an amendment to the Registration Statement on April 28, 2015.  During a conference call on May 6, 2015, you discussed with our Firm certain additional comments from the staff of the Commission regarding the Registration Statement.  For convenience, we reproduce such comments below (in bold) and address each accordingly.

General

1.	Please amend the powers of attorney filed for the trustees of the Registrant in order to relate to a specific filing in accordance with Rule 483(b) under the Securities Act.

Response: Pursuant to the staff’s request, we have replaced the powers of attorney, which are filed herewith, to relate to the Fund and specifically to the Registration Statements on Form N-1A under the Securities Act of l933 (No. 333-201473) and the Investment Company Act of l940 (No. 811-22926).

Prospectus

Principal Investment Strategies

2.	Please remove the discussion of capital expenditures as an indirect return of capital to investors.

Response: Pursuant to the staff’s request, we deleted the following sentences: “Capital expenditures are one of the ways in which management can provide return of capital to investors.  Capital expenditures, which represent a company’s re-investment of revenues back into the company, may be viewed as indirect return of capital to investors because such activity may increase the overall value of the enterprise.”

3.	Please address in the prospectus the scenario in which the eligible universe of the Index (as defined in the Registration Statement) falls to less than 100 constituents.

Response: Pursuant to the staff’s request, we added the following sentence in the prospectus: “If, in a future period, the eligible universe of the Index falls below 100, the Index Provider will evaluate the methodology and make adjustments to the number of constituents in the Index accordingly.”

Principal Risks of Investing in the Fund

4.	Please add a brief, bolded caption to each principal risk.

Response: Pursuant to the staff’s request, we added a brief, bolded caption to each principal risk.

5.	Please add a risk factor discussing the disclosure on the Cover Page that “Shares of the Fund trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.”

Response:  Pursuant to the staff’s request, we added the following risk factor: “Active Market Risk. Although the Shares are listed for trading on NASDAQ, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on NASDAQ at market prices that may be below, at or above the Fund’s net asset value.”

6.	Please consider adding risk factors concerning investments in U.S. issuers and the management of the Fund.

Response: The Fund believes that each principal risk of investing in the Fund is disclosed in the Registration Statement filed herewith.

Purchase and Sale of Shares / Frequent Purchases and Redemptions of Fund Shares

7.	Please disclose that, with respect to issuing and redeeming Shares, authorized participants must have entered into agreements with the Fund’s distributor.

Response: Pursuant to the staff’s request, we added the disclosure in both sections.

Additional Risks of Investing in the Fund

8.	Please add a brief, bolded caption to each additional risk.

Response: Pursuant to the staff’s request, we added a brief, bolded caption to each additional risk.

Statement of Additional Information

Investment Objective and Policies

9.
Please expand the disclosure in connection with the following fundamental policy of the Fund: “(5) The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.”

Response:  Pursuant to the staff’s request, we added the following sentence, which explains the restrictions as outlined under the 1940 Act:  “For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.”

Management of the Fund

10.	Please disclose that the Trust has not established a lead independent Trustee position.

Response: Pursuant to the staff’s request, we added the following sentence: “The Trust has not established a lead independent Trustee position.”

Financial Statements

11.	Please update the page reference to the Fund’s Statement of Assets and Liabilities and accompanying Notes to Financial Statements.

Response: Pursuant to the staff’s request, we updated the reference from page 46 to page 47.

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If we may further cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484 or Walter L. Draney at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp By: /s/Morrison C. Warren Morrison C. Warren

Enclosures